Capital Structure, Common Stock - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Nov. 14, 2023	Aug. 02, 2023	May 25, 2023	Mar. 14, 2023	Nov. 30, 2022	Aug. 04, 2022	May 31, 2022	Mar. 10, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends [Abstract]
Dividends payable									$ 491	$ 4,548	$ 0
Dividends declared									$ 1,974	$ 22,472
Dividend Declared Q3-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared	Nov. 13, 2023
Dividend payable per share (in dollars per share)	$ 0.025
Dividend payable, date to be paid	Jan. 10, 2024
Dividend payable, date of record	Dec. 22, 2023
Dividend Declared Q3-2023 [Member] | Other Current Liabilities [Member]
Dividends [Abstract]
Dividends payable	$ 491
Dividend Declared Q2-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared		Aug. 02, 2023
Dividend payable per share (in dollars per share)		$ 0.025
Dividend payable, date to be paid		Oct. 06, 2023
Dividend payable, date of record		Sep. 22, 2023
Dividends payable		$ 492
Dividend Declared Q1-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared			May 25, 2023
Dividend payable per share (in dollars per share)			$ 0.025
Dividend payable, date to be paid			Jul. 06, 2023
Dividend payable, date of record			Jun. 22, 2023
Dividends payable			$ 491
Dividend Declared Q4-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared				Mar. 14, 2023
Dividend payable per share (in dollars per share)				$ 0.025
Dividend payable, date to be paid				Apr. 25, 2023
Dividend payable, date of record				Mar. 31, 2023
Dividends payable				$ 500
Dividend Declared Q3-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared					Nov. 29, 2022
Dividend payable per share (in dollars per share)					$ 0.25
Dividend payable, date to be paid					Jan. 30, 2023
Dividend payable, date of record					Dec. 28, 2022
Dividend Declared Q3-2022 [Member] | Other Current Liabilities [Member]
Dividends [Abstract]
Dividends payable					$ 4,548
Dividend Declared Q2-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared						Aug. 04, 2022
Dividend payable per share (in dollars per share)						$ 0.25
Dividend payable, date to be paid						Oct. 11, 2022
Dividend payable, date of record						Sep. 25, 2022
Dividends payable						$ 4,548
Dividend Declared Q1-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared							May 31, 2022
Dividend payable per share (in dollars per share)							$ 0.25
Dividend payable, date to be paid							Jul. 14, 2022
Dividend payable, date of record							Jun. 28, 2022
Dividends payable							$ 4,460
Special Dividend Declared Q4-2021 [Member]
Dividends [Abstract]
Dividend payable, date declared								Mar. 10, 2022
Dividend payable per share (in dollars per share)								$ 0.25
Dividend payable, date to be paid								Apr. 05, 2022
Dividend payable, date of record								Mar. 25, 2022
Dividends payable								$ 4,458
Dividend Declared Q4-2021 [Member]
Dividends [Abstract]
Dividend payable, date declared								Mar. 10, 2022
Dividend payable per share (in dollars per share)								$ 0.25
Dividend payable, date to be paid								Apr. 05, 2022
Dividend payable, date of record								Mar. 25, 2022
Dividends payable								$ 4,458